Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

June 30, 2019

INCIP-QTLY-0819
1.851901.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Aerospace & Defense - 21.9%
Aerospace & Defense - 21.9%
Curtiss-Wright Corp.	81,900	$10,411,947
HEICO Corp. Class A	130,200	13,458,774
L3 Technologies, Inc.	217,400	53,299,958
Lockheed Martin Corp.	379,900	138,108,846
The Boeing Co.	455,100	165,660,950
United Technologies Corp.	271,285	35,321,307
		416,261,782
Air Freight & Logistics - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	196,800	16,600,080
Airlines - 4.8%
Airlines - 4.8%
Alaska Air Group, Inc.	373,800	23,889,558
Delta Air Lines, Inc.	1,020,600	57,919,050
Spirit Airlines, Inc. (a)	193,000	9,211,890
		91,020,498
Building Products - 1.5%
Building Products - 1.5%
Fortune Brands Home & Security, Inc.	504,300	28,810,659
Commercial Services & Supplies - 5.0%
Diversified Support Services - 2.7%
Cintas Corp.	190,200	45,132,558
Healthcare Services Group, Inc. (b)	203,900	6,182,248
		51,314,806
Environmental & Facility Services - 2.3%
Waste Connection, Inc. (United States)	451,250	43,130,475

TOTAL COMMERCIAL SERVICES & SUPPLIES		94,445,281

Electrical Equipment - 14.7%
Electrical Components & Equipment - 14.7%
AMETEK, Inc.	847,217	76,961,192
Emerson Electric Co.	1,550,000	103,416,000
Fortive Corp.	1,200,942	97,900,792
		278,277,984
Industrial Conglomerates - 9.4%
Industrial Conglomerates - 9.4%
Carlisle Companies, Inc.	170,400	23,925,864
General Electric Co.	5,353,400	56,210,700
Honeywell International, Inc.	559,412	97,667,741
		177,804,305
Machinery - 18.8%
Construction Machinery & Heavy Trucks - 4.4%
Caterpillar, Inc.	537,269	73,224,392
WABCO Holdings, Inc. (a)	75,100	9,958,260
		83,182,652
Industrial Machinery - 14.4%
Flowserve Corp.	744,100	39,206,629
Gardner Denver Holdings, Inc. (a)	1,810,500	62,643,300
IDEX Corp.	323,706	55,722,751
Ingersoll-Rand PLC	910,562	115,340,889
		272,913,569

TOTAL MACHINERY		356,096,221

Professional Services - 3.8%
Research & Consulting Services - 3.8%
IHS Markit Ltd. (a)	498,590	31,770,155
TransUnion Holding Co., Inc.	551,500	40,540,765
		72,310,920
Road & Rail - 15.0%
Railroads - 11.7%
CSX Corp.	1,252,700	96,921,399
Genesee & Wyoming, Inc. Class A (a)	219,500	21,950,000
Union Pacific Corp.	607,500	102,734,325
		221,605,724
Trucking - 3.3%
Landstar System, Inc.	168,800	18,228,712
Old Dominion Freight Lines, Inc.	304,200	45,404,892
		63,633,604

TOTAL ROAD & RAIL		285,239,328

Trading Companies & Distributors - 2.5%
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	1,193,300	48,066,124
TOTAL COMMON STOCKS
(Cost $1,454,906,852)		1,864,933,182

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	22,807,844	22,812,406
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	6,197,001	6,197,620
TOTAL MONEY MARKET FUNDS
(Cost $29,009,926)		29,010,026
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,483,916,778)		1,893,943,208
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,539,252
NET ASSETS - 100%		$1,898,482,460

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$375,973
Fidelity Securities Lending Cash Central Fund	125,476
Total	$501,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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